Trade and Other Payables	12 Months Ended
Mar. 31, 2020
Trade And Other Current Payables [Abstract]
Trade and other payables
10.	Trade and other payables:

	March 31,	March 31,
	2020	2019

Trade payables	$5,157,772	$3,002,341
Accrued liabilities and other payables	3,271,958	3,319,546
Employee salaries and benefits payable	3,089,673	1,434,567
Short-term portion of long-term payables	932,266	762,785
	$12,451,669	$8,519,239

The Corporation’s exposure to foreign exchange and liquidity risks related to trade and other payables is presented in note 20 (b).